Earnings/(Loss) per Common Share (Tables)	6 Months Ended
Jun. 30, 2023
Earnings Per Share [Abstract]
Earnings/(Loss) per Common Share - Earnings/(Loss) per share, basic and diluted (Table)

	Three Month Period Ended June 30, 2023	Three Month Period Ended June 30, 2022	Six Month Period Ended June 30, 2023	Six Month Period Ended June 30, 2022
Numerator:
Net income attributable to Navios Holdings common stockholders, from continuing operations	$15,480	$16,027	$29,945	$590
Less:
Undeclared dividend on preferred stock and on unvested restricted shares	(940)	(1,284)	(1,871)	(2,561)
Undistributed income attributable to Series I Preferred Stock participating shares on an as converted basis from continuing operations	(8,333)	(4,203)	(16,056)	489
Income/(loss) attributable to Navios Holdings common stockholders, basic and diluted from continuing operations	$6,207	$10,540	$12,018	$(1,482)
Income attributable to Navios Holdings common stockholders, basic and diluted from discontinued operations	—	28,933	—	39,370
Less:
Undistributed income attributable to Series I Preferred Stock participating shares on an as converted basis from discontinued operations	—	(8,248)	—	(9,773)
Income attributable to Navios Holdings common stockholders, basic and diluted from discontinued operations	—	$20,685	$—	$29,597
Net income attributable to Navios Holdings common stockholders	$6,207	$31,225	$12,018	$28,115
Denominator:
Denominator for basic earnings/(loss) per share attributable to Navios Holdings common stockholders — weighted average shares	22,744,450	22,654,825	22,744,450	22,643,215
Basic earnings/(loss) per share attributable to Navios Holdings common stockholders from continuing operations	$0.27	$0.47	$0.53	$(0.07)
Basic earnings per share attributable to Navios Holdings common stockholders from discontinued operations	$—	$0.91	$—	$1.31
Basic earnings per share attributable to Navios Holdings common stockholders	$0.27	$1.38	$0.53	$1.24
Denominator for diluted earnings/(loss) per share attributable to Navios Holdings common stockholders — weighted average shares	22,850,450	22,848,328	22,850,450	22,845,014
Diluted earnings/(loss) per share attributable to Navios Holdings common stockholders from continuing operations	$0.27	$0.46	$0.53	$(0.07)
Diluted earnings per share attributable to Navios Holdings common stockholders from discontinued operations	$—	$0.91	$—	$1.30
Diluted earnings per share attributable to Navios Holdings common stockholders	$0.27	$1.37	$0.53	$1.23
Weighted average Number of Series I Preferred Stock participating preferred shares on an as converted basis, basic and diluted	30,535,679	9,033,380	30,387,225	7,476,991
Earnings per share to Series I Preferred Stock participating preferred shares on an as converted basis, basic and diluted	$0.27	$1.38	$0.53	$1.24